Restricted Cash	12 Months Ended
Dec. 31, 2024
Restricted Cash [Abstract]
RESTRICTED CASH
4.	RESTRICTED CASH

Restricted cash was HK$6,347,680 and HK$14,545,723 (approximately US$1,872,591) as of December 31, 2023 and 2024, respectively. The restricted cash represented deposits pledged to Bank of Ningbo Co., Ltd and Bank of China to principally secure our bills payable which has a maximum length of six months.